Derivative Instruments and Hedging Activities, Net Gains (Losses) from Derivative Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
CVA	$ 17	$ 80	$ (88)
DVA	4	(109)	173
FVA	(85)	0	0
Total	$ (64)	$ (29)	$ 85